Statement of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Additional Paid in Capital, Common Stock	$ 1,393,124	$ 1,359,946	$ 1,393,124	$ 1,359,946
Accumulated Other Comprehensive Income (Loss), Net of Tax	(38,521)	(33,435)	(38,521)	(33,435)	(14,446)
Stockholders' Equity Attributable to Parent	884,717	992,690	884,717	992,690
Stockholders' Equity Attributable to Noncontrolling Interest	49,206	0	49,206	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	933,923	992,690	933,923	992,690	989,122	(268,037)
Net Income (Loss) Attributable to Parent	(36,657)	9,225	(47,370)	52,795	(74,626)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			(47,510)	52,795	(74,626)
Other Comprehensive Income (Loss), Net of Tax			(4,883)	(18,989)	(6,949)
Proceeds from Contributions from Parent			28,562	0	0
Share-based Compensation			30,775
Restricted Stock or Unit Expense			43,098	25,208	29,969
Shares Paid for Tax Withholding for Share Based Compensation			(20,050)	(3,996)	(6,003)
Payments of Dividends			(88,695)	(51,450)	0
Parent Ownership Interest in Acquisition			(6,109)
Noncontrolling Interest, Increase from Business Combination			49,143
Additional Paid-in Capital [Member]
Additional Paid in Capital, Common Stock	1,393,124	1,359,946	1,393,124	1,359,946	1,338,734	1,314,768
Proceeds from Contributions from Parent			28,562
Share-based Compensation			30,775
Restricted Stock or Unit Expense				25,208	29,969
Shares Paid for Tax Withholding for Share Based Compensation			(20,050)	(3,996)	(6,003)
Parent Ownership Interest in Acquisition			(6,109)
Retained Earnings [Member]
Additional Paid in Capital, Common Stock	(469,886)	(333,821)	(469,886)	(333,821)	(335,166)	(260,540)
Net Income (Loss) Attributable to Parent			(47,370)	52,795	(74,626)
Payments of Dividends			(88,695)	(51,450)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(38,521)	(33,435)	(38,521)	(33,435)	(14,446)	(7,497)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent			(5,086)	(18,989)	(6,949)
Parent [Member]
Stockholders' Equity Attributable to Parent	884,717	992,690	884,717	992,690	989,122	1,046,731
Net Income (Loss) Attributable to Parent			(47,370)	52,795	(74,626)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent			(5,086)	(18,989)	(6,949)
Proceeds from Contributions from Parent			28,562
Share-based Compensation			30,775
Restricted Stock or Unit Expense				25,208	29,969
Shares Paid for Tax Withholding for Share Based Compensation			(20,050)	(3,996)	(6,003)
Payments of Dividends			(88,695)	(51,450)
Parent Ownership Interest in Acquisition			(6,109)
Noncontrolling Interest [Member]
Stockholders' Equity Attributable to Noncontrolling Interest	49,206	0	49,206	0	0	0
Other Comprehensive (Income) Loss, Net of Tax, Portion Attributable to Noncontrolling Interest			203
Noncontrolling Interest, Increase from Business Combination			$ 49,143